Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance at Dec. 31, 2011	2,622,003	23,115	(376,093)	(88,015)
Increase (decrease) in equity
Public offering	330,618
Stock Option Plan - cash	1,180
Stock Option Plan - non cash	1,119
Dividend Reinvestment Plan	19,150				19,200
Stock Dividend Plan	23,612
Share-based compensation - exercised/settled		(1,119)			1,119
Share-based compensation - expensed		10,297			10,297
Net income/(loss)			(270,697)		(270,697)
Dividends			(301,560)		(301,560)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)				(10,115)	(10,115)
Change in cumulative translation adjustment				(32,255)	(32,255)
Balance at Dec. 31, 2012	2,997,682	32,293	(948,350)	(130,385)	1,951,240
Increase (decrease) in equity
Stock Option Plan - cash	14,838
Stock Option Plan - non cash	3,108
Stock Dividend Plan	46,211
Share-based compensation - exercised/settled		(3,108)			3,108
Share-based compensation - expensed		9,213			9,213
Net income/(loss)			47,976		47,976
Dividends			(216,864)		(216,864)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)				7,136	7,136
Realized (gains)/loss reclassified to net income				(315)	(315)
Change in cumulative translation adjustment				72,867	72,867
Balance at Dec. 31, 2013	3,061,839	38,398	(1,117,238)	(50,697)	1,932,302
Increase (decrease) in equity
Stock Option Plan - cash	31,350
Stock Option Plan - non cash	4,978
Stock Dividend Plan	21,835
Share-based compensation - exercised/settled		(4,978)			4,978
Share-based compensation - expensed		13,486			13,486
Net income/(loss)			299,076		299,076
Dividends			(221,098)		(221,098)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)				(145)	(145)
Realized (gains)/loss reclassified to net income				2,503	2,503
Change in cumulative translation adjustment				143,817	143,817
Balance at Dec. 31, 2014	3,120,002	46,906	(1,039,260)	95,478	2,223,126